Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies
Schedule of reclassifications out of the accumulated other comprehensive loss

    The Company had the following reclassifications out of Accumulated Other Comprehensive Loss as of December 31, 2015, 2014 and 2013, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income
		2015	2014	2013
Amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	4,017	4,016	4,017
Reclassification of unrealized losses to earnings	Net unrealized and realized losses on derivatives	32,644	88,939	116,557

Total Reclassifications		$36,661	$92,955	$120,574